Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Prepaid insurance	$ 8,581	$ 6,780
Prepaid overhead expenses (rent, software maintenance dues and subscriptions)	3,511	7,549
Prepaid licenses and permits	987	1,331
Prepaid highway use tax	221	208
Prepayments to creditors	681	0
Other	327	326
Total prepaid expenses and other current assets	$ 14,308	$ 16,194